Shares in Escrow (Details) - Schedule of Shares in Escrow - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Shares in escrow [Abstract]
Balance at beginning	$ 40,064	$ 101,859
Balance at ending	30,399	40,064
Escrowed shares
Fair value remeasurement	$ (9,665)	$ (61,795)